Internally Developed Software, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Internally Developed Software, Net [Abstract]
Capitalized amount			$ 653,288	$ 3,767,332
Amortization expense	$ 735,436	$ 1,075,555	2,036,981	1,948,085
Developed software costs	$ 9,737,172		9,001,736	$ 6,964,755
Impairment loss			$ 327,387